Debt - Summary of Estimated Future Contract Payments (Detail) - Floating Production Storage And Offloading [member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Estimated Future Contract Payments [Line Items]
2018	$ 25,267
2019	25,267
2020	25,267
2021	25,267
2022	18,949
Total	$ 120,017